Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [Abstract]
Schedule of Current Borrowings
	Maturity	2023	2022

Current borrowings
Current portion of Bonds	On demand	160,100,000	171,300,000
Current portion of Term loan		396,134	396,134
		160,496,134	171,696,134
Non-current borrowings
Non-current portion of Term loan	2028	1,386,469	1,782,603
		1,386,469	1,782,603
Total borrowings		161,882,603	173,478,737

Schedule of Bonds
Bonds	Coupon rate %	Effective interest rate %	Maturity date	2023	2022

USD 200,000,000 bond net of transaction costs	8.50%	10.57%	Refer note below	160,100,000	171,300,000